Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2021
Class A [Member]
Numerator:
Allocation of net loss (in Dollars)		$ (980,031)	$ (2,758,291)
Denominator:
Basic and diluted weighted average ordinary shares outstanding		20,727,500	17,083,104
Basic and diluted net loss per ordinary share		(0.05)	(0.16)
Class B [Member]
Numerator:
Allocation of net loss (in Dollars)	$ (1,032)	$ (237,886)	$ (793,731)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	4,375,000	5,031,250	4,915,865
Basic and diluted net loss per ordinary share	0	(0.05)	(0.16)